Leases	6 Months Ended
Jun. 30, 2025
Leases
Leases

Note 6. Leases

On November 1, 2022, the Company entered into an operating sublease with a related party Dream Go for its office space located at 450 7th Avenue, Suite 905, New York, NY 10123 expiring on October 31, 2029. On November 1, 2022, the Company recognized approximately $2.2 million of ROU assets and operating lease liabilities based on the present value of the future minimum rental payments of the sublease, using an incremental borrowing rate of 4%.

As of June 30, 2025, the Company’s operating sublease had a remaining lease term of approximately 4.3 years.

For the three and six months ended June 30, 2025 and 2024, rent expense for the operating sublease was $90,253 and 180,506, respectively.

The Company’s sublease obligations as of June 30, 2025 are presented below:

Year ending December 31,
2025	$186,031
2026	242,211
2027	388,790
2028	407,405
Remaining	310,114
Total future lease payments	1,534,552
Less: Interest	(133,257)
Present value of lease liabilities	$1,401,295

Future amortization of the Company’s ROU assets is presented below:

Year ended December 31,
2025	$154,275
2026	314,154
2027	326,161
2028	340,709
Remaining	265,743
Total	$1,401,041

Subleases

On November 1, 2022, the Company entered into sublease agreements with related parties (1) Dream Legal Group, Inc., (2) Tigerless Health, Inc., and (3) First Cover, Inc. to sub rent portions of its office space located at 450 7th Avenue, Suite 905, New York, NY 10123. These subleases are month-to-month leases starting on November 1, 2022 and ending upon a notice of 30 days from either party.

On July 1, 2024, the Company terminated the subleases with Tigerless Health, Inc, and First Cover, Inc. Sublease income is recognized on the straight-line basis over the lease term. Billed and uncollected operating lease receivables will be included in due from related parties which are stated at their estimated net realizable value.

For the three months ended June 30, 2025 and 2024, the Company’s income from these subleases totaled $24,325 and $25,048 respectively, and for the six months ended June 30, 2024 and 2023, the Company’s income from these subleases totaled $49,920 and $62,620, respectively (which has been reflected as a reduction of general and administrative expenses in the accompanying consolidated Statements of Operations).